JPMorgan Equity Index Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.93%	12.80%	11.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	22.73%	13.34%	12.03%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	24.78%	14.30%	12.88%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.44%	13.81%	11.69%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.89%	11.36%	10.19%